LEASING	12 Months Ended
Dec. 31, 2024
Leasing
LEASING

9. LEASING

Our leasing activities primarily consist of operating leases for administrative offices, manufacturing facilities, research centers, service centers, sales offices and certain equipment.

The following table presents components of lease expense (in US$ thousands):

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Components of lease expense:
Finance lease cost:
Amortization of right-of-use assets	$3,878	$3,290	$3,595
Interest on lease liabilities	450	166	390
Operating lease cost	7,515	8,715	7,142
Short-term lease (1)	174,542	146,206	136,818
Sublease income	-	(24)	(54)
Total lease expense	$186,385	$158,353	$147,891

(1)	Leases with a term of one year or less, including leases with a term of one month or less.

Amounts recognized in the Consolidated Balance Sheet (in US$ thousands):

	As of December 31, 2024	As of December 31, 2023
Components of balance sheet:
Operating leases:
Operating lease right-of-use assets (non-current)	$26,042	31,628
Current portion of operating lease liabilities	5,449	7,406
Operating lease liabilities (non-current)	20,843	25,145
Finance leases:
Property, plant and equipment, net (non-current)	$9,244	11,943
Other current liabilities	5,336	3,403
Other liabilities (not current)	-	4,128

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Other supplemental information (in US$ thousands except percentages):
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$6,926	$8,317	$6,662
Operating cash flows used by finance leases	450	166	390
Financing cash flows used by finance leases	3,193	2,403	3,108
Noncash investing and financing activities:
Right-of-use assets obtained in exchange for lease obligations on adoption of ASC 842:
Operating leases			33,651
Finance leases			10,771
Modifications of right-of-use assets obtained in exchange for lease obligations during the year ended:
Operating leases	(157)	2,360	-
Finance leases	-	-	-
Right-of-use assets obtained in exchange for lease obligations during the year ended:
Operating leases	1,679	5,855	1,945
Finance leases	1,126	7,679	-
Derecognition of prepaid rent upon adoption of ASC 842:			93
Derecognition of prepaid rent upon adoption of ASC 842 during the year ended:	-	-	683
Derecognition of tenant improvements upon adoption of ASC 842:			362
Weighted-average remaining lease term:
Operating leases	14.70 years	12.84 years	14.29 years
Finance leases	0.92 years	2.68 years	1.35 years
Weighted-average discount rate for operating leases
Operating leases	7.90%	7.60%	7.39%
Finance leases	7.12%	7.07%	5.88%

Maturities of our lease liabilities are as follows (in US$ thousands):

	As of		As of
	December 31, 2024		December 31, 2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Year:
2024	$-	$-	$8,306	$3,833
2025	6,148	5,567	7,394	3,600
2026	3,503	-	3,847	720
2027	3,110	-	2,864	-
2028	3,035	-	2,285	-
2029	2,449	-	-	-
Thereafter	31,300	-	32,670	-
Total lease payments	49,545	5,567	57,366	8,153
Less: imputed interest	(23,253)	(231)	(24,815)	(622)
Total	$26,292	$5,336	$32,551	$7,531